Net Change In Non-Cash Operating Working Capital - Summary Of Changes In Non Cash Operating Working Capital (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Increase (decrease) in working capital	$ 33.1	$ (178.7)
Non Cash Item [Member]
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Accounts receivable	45.5	119.5
Net taxes payable and accrued taxes	(4.5)	(58.3)
Inventories	(80.4)	(187.8)
Prepaid expenses and other current assets	14.9	22.8
Accounts payable and accrued liabilities	57.6	(76.6)
Derivative financial instruments (net)	$ 0.0	$ 1.7